Stock-Based Compensation - Range of Exercise Prices of Outstanding Share Options (Details) number in Millions	12 Months Ended
	Dec. 31, 2025 yr $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	8	11	16
Options outstanding, weighted average exercise price (in dollars per share)	$ 23.51	$ 23.35	$ 22.73
Options outstanding, weighted average remaining contractual life	2 years 11 months 15 days
Number of options exercisable (in shares)	8	6
Options exercisable, weighted average exercise price (in dollars per share)	$ 23.51	$ 22.66
Options exercisable, Weighted average remaining contractual life | yr	2,960,000
Exercise Prices Range One
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	1
Options outstanding, weighted average exercise price (in dollars per share)	$ 17.59
Options outstanding, weighted average remaining contractual life	1 month 24 days
Number of options exercisable (in shares)	1
Options exercisable, weighted average exercise price (in dollars per share)	$ 17.59
Options exercisable, Weighted average remaining contractual life | yr	150,000
Exercise Prices Range One | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average share price	$ 17.59
Exercise Prices Range One | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average share price	$ 20.99
Exercise Prices Range Two
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	7
Options outstanding, weighted average exercise price (in dollars per share)	$ 23.94
Options outstanding, weighted average remaining contractual life	3 years 1 month 28 days
Number of options exercisable (in shares)	7
Options exercisable, weighted average exercise price (in dollars per share)	$ 23.94
Options exercisable, Weighted average remaining contractual life | yr	3,160,000
Exercise Prices Range Two | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average share price	$ 21.00
Exercise Prices Range Two | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average share price	$ 24.73